Income Taxes - Reconciliation between Provision for Income Taxes and Expected Tax Provision (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Amount computed using statutory rates			$ (34.3)	$ (47.6)	$ (40.3)
State income taxes, net of Federal benefit			(1.3)	(2.4)	(5.8)
Tax rate adjustment			6.6	0.1	8.8
Other			(0.2)	1.1	3.6
Transaction costs			0.0	0.0	4.0
Valuation allowance			(51.4)	3.4	16.2
Benefit for income taxes	$ (13.8)	$ (12.0)	$ (80.6)	$ (45.4)	$ (13.5)